Annual Fund Operating Expenses - Invesco BulletShares 2028 High Yield Corporate Bond ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.42%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.43%